Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation	Share-Based Compensation
Prudential Share Plans

Historically, certain employees participated in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADRs”) that were tradable on the New York Stock Exchange and are described below.

At certain times, the Company granted one-off type retention awards to certain key senior executives within Jackson. These awards were subject to the prior approval of the Jackson Remuneration Committee and were nil cost awards with a contingent right to receive Prudential ADRs. The awards were contingent upon continued employment of the recipient through the award vesting date. There were no performance measurements with these awards.

The Company reflected the above plan as an equity classified plan and, therefore, reported the net reserve related to the compensation expense and the value of the shares distributed under this plan within the consolidated statements of equity. At December 31, 2021 and 2020, the Company had nil and $8 million, respectively, reserved for future payments under this plan.

The Company either acquired shares/ADRs or reimbursed Prudential for the costs of any shares/ADRs that were distributed to participants in the above plan. The shares/ADRs acquired for all the share-award plans were held at cost in a trust account for future distributions. The Company reflected the costs of shares/ADRs held within the consolidated balance sheet as shares held in trust. At December 31, 2021 and 2020, the Company had nil and $4 million of shares/ADRs held at cost in the trust, respectively.

The Prudential Long Term Incentive Plan (the “Prudential PLTIP”) was a Prudential incentive plan in which the Company granted share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs, subject to the prior approval of Jackson Remuneration Committee. Historically, these share awards vested based on the achievement of planned International Financial Reporting Standards (“IFRS”) pretax operating income for the U.S. business, had vesting periods of three years and were at nil cost to the employee. Share awards vested between 0% (less than 90% of plan) and 100% (more than 110% of plan) of the grant amounts dependent on IFRS pretax operating income attained over the performance period. Award holders did not have any right to dividends or voting rights attached to the ADRs granted during the performance period. Upon vesting, a number of ADRs equivalent to the value of dividends that otherwise would have been received over the performance period were added to vested awards.

The Company reflected the above plan as a liability classified plan and, therefore, reported the accrued compensation expense and the value of the shares distributed within other liabilities. At December 31, 2021 and 2020, the Company had nil and $89 million accrued for future payments under this plan.

Outstanding non-vested Prudential ADRs granted as of December 31, 2020 were 4,728,473. In 2021, these plans were replaced through a re-issuance by Jackson Financial’s 2021 Omnibus Incentive Plan (the “Incentive Plan”) and the remaining outstanding awards were exchanged for awards under the new plan as further described below.
2021 Omnibus Incentive Plan

In April 2021, the Jackson Financial’s board of directors adopted, and Jackson Financial’s shareholders approved, the Incentive Plan. This Incentive Plan became effective following the completion of the Demerger and replaced the Prudential Share Plans. The outstanding unvested awards previously issued under the Prudential Share Plans were exchanged for equivalent awards of shares of Jackson Financial’s Class A common stock under the Incentive Plan, with a grant date of October 4, 2021. The performance conditions of the awards were modified to be based on U.S. GAAP based metrics, rather than IFRS. The incremental compensation cost resulting from the modifications will be recognized ratably over the remaining requisite service period of each award.

Jackson Financial’s 2021 Omnibus Incentive Plan allows for stock-based awards including stock options, stock appreciation rights, restricted share awards, performance share awards, and deferred share units. The Incentive Plan has a ten-year term, expiring in September 2031. Jackson Financial currently has Restricted Share Unit and Performance Unit equity-based compensation awards outstanding. Dividend equivalents are generally accrued on restricted stock units and performance share units outstanding as of the record date. These dividend equivalents are paid only on the restricted stock units and performance units that ultimately vest. Generally, the requisite service period is the vesting period. In the case of retirement (eligibility for which is based on the employee's age and years of service as provided in the relevant award agreement), awards vest in full, but are subject to the satisfaction of any applicable performance criteria and paid in line with the original vesting date.

The Company reflects the cash settled awards of the above plan as a liability classified plan and, therefore, reports the accrued compensation expense and the value of the cash settled awards within other liabilities. At December 31, 2021, the Company had $61 million accrued for future payments under this plan. Jackson Financial allocates a portion of the compensation expense associated with the share-settled awards to Jackson, which the Company settles with Jackson Financial monthly, on a one-month lag.

Restricted Share Units (RSUs)

Jackson Financial grants RSUs to certain employees. The majority of employee RSUs are expected to vest in three equal installments on the first through third anniversaries of the grant date over a 3-year service period, subject to forfeiture and transfer restrictions, and are payable in cash or shares of Jackson Financial Class A common stock at Jackson Financial’s discretion. The employee awards granted in 2021 will have a shortened, 30-month vesting period. In addition, 1 and 2-year awards were issued in connection with Jackson Financial's Demerger. Restricted share units have immediate dividend rights and voting rights upon issuance of underlying shares. In lieu of cash dividend payments, the dividends on unvested RSUs are awarded in additional units equal to the value of the dividends, and are subject to the same vesting and distribution conditions as the underlying RSU.

Outstanding non-vested liability classified RSUs granted to employees were as follows:

Year Ended December 31, 2021	Cash-Settled
	RSUs	Weighted-Average Grant Date Fair Value per Share
Non-vested at beginning of period	—	$—
Granted (1)	1,338,880	$26.57
Vested	—	$—
Forfeited	(5,177)	$26.41
Re-issuance due to modification	234,692	$26.41
Non-vested at end of period	1,568,395	$26.09

(1) Includes dividend equivalents granted in the current period on awards outstanding
Performance Share Units (PSUs)

Jackson Financial grants PSUs to certain employees. PSU vesting is contingent on meeting a specified service requirement and the level of achievement of performance conditions. The PSU awards entitle recipients to receive, upon vesting, a number of units that ranges from 0% to 200% of the number of PSUs awarded, depending on the level of achievement of the specified performance conditions. The awards are generally expected to vest after a period of three years, subject to forfeiture and transfer restrictions, and are payable in cash or shares of Jackson Financial Class A common stock at Jackson Financial’s discretion. However, the awards granted in 2021 will have a shortened, 30-month vesting period. Award recipients have immediate dividend rights and voting rights upon issuance of underlying shares. The dividends on unvested PSUs are awarded in additional units equal to the value of the dividends, and are subject to the same vesting and distribution conditions as the underlying PSUs. The modified PSU awards retained their vesting and performance conditions, modified to be based on U.S. GAAP based metrics, rather than IFRS.

Outstanding non-vested liability classified PSUs granted were as follows:

Year Ended December 31, 2021	Cash-Settled
	PSUs	Weighted-Average Grant Date Fair Value per Share
Non-vested at beginning of period	—	$—
Granted (1)	219,139	$27.44
Vested	—	$—
Forfeited	(3,087)	$26.41
Re-issuance due to modification	1,303,070	$26.41
Non-vested at end of period	1,519,122	$26.56
(1) Includes dividend equivalents granted in the current period on awards outstanding

Compensation Cost

The Company charges the fair value of the restricted share units and performance share units to expense over the requisite service period. The fair value of equity-classified RSUs and PSUs is based on the price of Jackson Financial’s Class A common stock on the grant date. The fair value of liability-classified RSUs and PSUs is based on the price of Jackson Financial’s Class A common stock as of the reporting date. For performance-based awards, Jackson Financial estimates the number of shares expected to vest at the end of the performance period based on the probable achievement of the performance objective. RSUs have graded vesting features and the Company recognizes expense for those awards on a straight-line basis over the requisite service period. Jackson Financial recognizes forfeitures as they occur when recognizing share-based compensation expense.

Total expense related to these share-based plans was as follows (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Compensation expense recognized	$97	$44	$55
Income tax benefit recognized	$19	$9	$12
Unrecognized compensation cost for RSUs and PSUs under the Incentive Plan as of December 31, 2021 was $120 million with a weighted average recognition period of 1.44 years.